132175

1174265

[redacted]

FORM D

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

05048298

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

RECEIVED MAR 2 4 2005

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Shell Finance (Netherlands) B.V. and Shell Finance (U.K.) P.L.C. 4(2) Commercial Paper Program (See Annex A)

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☑ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☐ New Filing ☑ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Shell Finance (U.K.) P.L.C. and Shell Finance (Netherlands) B.V. (See Annex A)

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
See Annex A	See Annex A
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

PROCESSED
MAR 2 9 2005
THOMSON FINANCIAL

Brief Description of Business
See Annex A

Type of Business Organization
☑ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month ☐☐ Year ☐☐ ☐ Actual ☐ Estimated See Annex A

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) FN

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predictated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☑ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
The Shell Petroleum Company Limited (Beneficial Owner of Shell Finance (U.K.) P.L.C.)

Business or Residence Address (Number and Street, City, State, Zip Code)
Shell Centre, London SE1 7NA

Check Box(es) that Apply: ☐ Promoter ☑ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Shell Petroleum N.V. (Beneficial Owner of Shell Finance (Netherlands) B.V.)

Business or Residence Address (Number and Street, City, State, Zip Code)
Carel Van Bylandtlaan 30, The Hague, 2596 HR, The Netherlands

Check Box(es) that Apply: ☐ Promoter ☑ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
N.V. Koninklijke Nederlandsche Petroleum Maatschappij (Beneficial Owner of The Shell Petroleum Company Limited)

Business or Residence Address (Number and Street, City, State, Zip Code)
Carel Van Bylandtlaan 30, The Hague, 2596 HR, The Netherlands

Check Box(es) that Apply: ☐ Promoter ☑ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
The "Shell" Transport and Trading Company, Public Limited Company (Beneficial Owner of The Shell Petroleum Company Limited)

Business or Residence Address (Number and Street, City, State, Zip Code)
Shell Centre, London SE1 7NA

Check Box(es) that Apply: ☐ Promoter ☑ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
N.V. Koninklijke Nederlandsche Petroleum Maatschappij (Beneficial Owner of Shell Petroleum N.V.)

Business or Residence Address (Number and Street, City, State, Zip Code)
Carel Van Bylandtlaan 30, The Hague, 2596 HR, The Netherlands

Check Box(es) that Apply: ☐ Promoter ☑ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
The "Shell" Transport and Trading Company, Public Limited Company (Beneficial Owner of Shell Petroleum N.V.)

Business or Residence Address (Number and Street, City, State, Zip Code)
Shell Centre, London SE1 7NA

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Marret, Frederic Philipe (Shell Finance (Netherlands) B.V., Shell Finance (U.K.) P.L.C.)

Business or Residence Address (Number and Street, City, State, Zip Code)
Carel Van Bylandtlaan 30, The Hague, 2596 HR, The Netherlands

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Moolenaar, Michiel Robert (Shell Finance (Netherlands) B.V., Shell Finance (U.K.) P.L.C.)

Business or Residence Address (Number and Street, City, State, Zip Code)
Carel Van Bylandtlaan 30, The Hague, 2596 HR, The Netherlands

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Van Der Steenstraten, Albert Johan (Shell Finance (Netherlands) B.V., Executive Officer of Shell Petroleum N.V.)

Business or Residence Address (Number and Street, City, State, Zip Code)
Carel Van Bylandtlaan 30, The Hague, 2596 HR, The Netherlands

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Van Kuijk, Cornelius Constantijn (Shell Finance (Netherlands) B.V.)

Business or Residence Address (Number and Street, City, State, Zip Code)
Carel Van Bylandtlaan 30, The Hague, 2596 HR, The Netherlands

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Neefjes, Theodorus Simon Caspar (Shell Finance (Netherlands) B.V.)

Business or Residence Address (Number and Street, City, State, Zip Code)
Carel Van Bylandtlaan 30, The Hague, 2596 HR, The Netherlands

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Longden, Andrew William (Shell Finance (U.K.) P.L.C.)

Business or Residence Address (Number and Street, City, State, Zip Code)
Shell Centre, London SE1 7NA

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Van Der Veer, Jeroen (The Shell Petroleum Company Limited, Shell Petroleum N.V.)

Business or Residence Address (Number and Street, City, State, Zip Code)
Shell Centre, London SE1 7NA

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Van Den Bergh, Maarten Albert (The Shell Petroleum Company Limited, Shell Petroleum N.V.)

Business or Residence Address (Number and Street, City, State, Zip Code)
Shell Centre, London SE1 7NA

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Routs, Robert John (The Shell Petroleum Company Limited, Shell Petroleum N.V.)

Business or Residence Address (Number and Street, City, State, Zip Code)
Shell Centre, London SE1 7NA

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Moody-Stuart, Mark (The Shell Petroleum Company Limited, Shell Petroleum N.V.)

Business or Residence Address (Number and Street, City, State, Zip Code)
Shell Centre, London SE1 7NA

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Brinded, Malcolm Arthur (The Shell Petroleum Company Limited, Shell Petroleum N.V.)

Business or Residence Address (Number and Street, City, State, Zip Code)
Shell Centre, London SE1 7NA

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Cook, Linda Zara (The Shell Petroleum Company Limited, Shell Petroleum N.V.)

Business or Residence Address (Number and Street, City, State, Zip Code)
Shell Centre, London SE1 7NA

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Voser, Peter Robert (The Shell Petroleum Company Limited, Shell Petroleum N.V.)

Business or Residence Address (Number and Street, City, State, Zip Code)
Shell Centre, London SE1 7NA

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☑ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Keijzer, Theodore Jean (Shell Petroleum N.V.)

Business or Residence Address (Number and Street, City, State, Zip Code)
Carel Van Bylandtlaan 30, The Hague, 2596 HR, The Netherlands

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☑ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Brandjes, Michiel Chrisofoor Maria (Shell Petroleum N.V.)

Business or Residence Address (Number and Street, City, State, Zip Code)
Carel Van Bylandtlaan 30, The Hague, 2596 HR, The Netherlands

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☑ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Hess, Beat William (Shell Petroleum N.V.)

Business or Residence Address (Number and Street, City, State, Zip Code)
Carel Van Bylandtlaan 30, The Hague, 2596 HR, The Netherlands

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 500,000.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☐	☒

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Citigroup Global Markets Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
390 Greenwich Street, 5th Floor, New York, NY, 10013

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☑ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Goldman, Sachs & Co.

Business or Residence Address (Number and Street, City, State, Zip Code)
85 Broad Street, New York, NY, 10004

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☑ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
J.P. Morgan Securities Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
270 Park Avenue - 8th Floor, New York, NY 10017

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☑ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☐
	Answer also in Appendix, Column 2, if filing under ULOE.		
2.	What is the minimum investment that will be accepted from any individual?	$______	
		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☐	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Morgan Stanley & Co. Incorporated

Business or Residence Address (Number and Street, City, State, Zip Code)
1585 Broadway 4th Floor, New York, NY, 10036

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☑ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$Unlimited(1)	$ 28,611,994,238.00
Equity	$N/A	$N/A
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$N/A	$N/A
Partnership Interests	$N/A	$N/A
Other (Specify ______)	$N/A	$N/A
Total	$Unlimited	$ -

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	Unlimited(1)	$ 28,611,994,238.00
Non-accredited Investors	N/A	$ N/A
Total (for filings under Rule 504 only)	N/A	$ N/A

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C — Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	$ N/A
Regulation A	N/A	$ N/A
Rule 504	N/A	$ N/A
Total	N/A	$ N/A

4 a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☐	$
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☑	$ 2,200,000.00
Other Expenses (identify) DTC Fees	☐	$ 218.00
Total	☐	$ 2,200,218.00(2)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C — Question 1 and total expenses furnished in response to Part C — Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 0.00(1)

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C — Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	☐ $	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☐ $
Other (specify):	☐ $	☐ $
	☐ $	☐ $
Column Totals	☐ $ 0.00	☐ $ 0.00
Total Payments Listed (column totals added)	☐ $ 0.00	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Shell Finance (Netherlands) B.V.	[signature]	10 March 2005
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Michiel Moolenaar	Attorney-in-fact	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

(1) Because this offering is of a continuous nature, the aggregate offering price indicated in Item C(1) represents the aggregate amount of short-term notes the issuers have sold to date.

(2) Because this offering is of a continuous nature, an estimate of all expenses is not possible. Expense amounts shown represent approximate amounts for the US$ 28,611,994,238.00 sold to date.

ANNEX A

Name of Offering:

Up to U.S.$ 10,000,000,000 aggregate principal amount outstanding at any one time of fixed-rate and floating rate short-term guaranteed promissory notes having maturities not exceeding (i) 397 days from their dates of issuance in respect of notes issued by Shell Finance (Netherlands) B.V. and (ii) 364 days from the date of issuance in respect of notes issued by Shell Finance (U.K.) P.L.C., issued from time to time in transactions not involving a public offering within the meaning of Section 4(2) of the Securities Act of 1933 and Rule 506 thereunder. Notes are guaranteed by The Shell Petroleum Company Limited and by Shell Petroleum N.V.

Name of Issuer:

Issuers: Shell Finance (Netherlands) B.V. and Shell Finance (U.K.) P.L.C.

Guarantors: The Shell Petroleum Company Limited and Shell Petroleum N.V.

Address of Executive Offices:

Carel van Bylandtlaan 30, 2596 HR, The Hague, The Netherlands (Shell Finance (Netherlands) B.V., Shell Petroleum N.V.)

Shell Centre, London SE1 7NA, England (Shell Finance (U.K.) P.L.C., The Shell Petroleum Company Limited)

Telephone Number of Executive Offices:

(+31) 70 377 9111 (Shell Finance (Netherlands) B.V., Shell Petroleum N.V.)

(+44) 20 7934 1234 (Shell Finance (U.K.) P.L.C., The Shell Petroleum Company Limited)

Brief Description of Business:

Shell Finance (Netherlands) B.V.: provider of financing to the Royal Dutch/Shell Group of Companies

Shell Finance (U.K.) P.L.C.: provider of financing to the Royal Dutch/Shell Group of Companies

The Shell Petroleum Company Limited: U.K. holding company

Shell Petroleum N.V.: Dutch holding company

Actual or Estimated Date of Incorporation or Organization

Month	Year	
10	1986	Shell Finance (Netherlands) B.V.
11	1997	Shell Finance (U.K.) P.L.C.
06	1903	The Shell Petroleum Company Limited
06	1907	Shell Petroleum N.V.